CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)		$ 24,849	$ 23,504	$ (5,928)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		13,554	13,402	11,608
Capital gain from sale of property		0	(2,084)	0
Impairment of held for sale asset		0	0	771
Stock-based compensation	[1]	6,726	3,423	2,220
Accrued severance pay, net		(89)	167	136
Deferred taxes, net		1,834	2,662	(627)
Decrease (increase) in trade receivables, net		(5,393)	13,448	(11,162)
Decrease (increase) in contract assets		4,565	(1,694)	2,481
Decrease (increase) in other assets and other adjustments (including current, long-term and effect of exchange rate changes on cash, cash equivalents and restricted cash)		11,661	(351)	(3,445)
Increase in inventories		(1,928)	(2,387)	(5,416)
Increase (decrease) in trade payables		3,196	(7,635)	(259)
Increase (decrease) in accrued expenses		(5,906)	735	549
Increase (decrease) in advances from customers and deferred revenues		(16,390)	803	5,929
Increase (decrease) in other liabilities		(5,010)	(12,049)	13,957
Net cash provided by operating activities		31,669	31,944	10,814
Cash flows from investing activities:
Purchase of property and equipment		(6,610)	(10,746)	(12,793)
Proceeds from short-term deposits		0	0	2,159
Investment in financial instrument		0	0	(1,536)
Acquisitions of subsidiary, net of cash acquired		0	(4,107)	0
Receipts from sale of properties		0	2,168	4,006
Net cash used in investing activities		(6,610)	(12,685)	(8,164)
Cash flows from financing activities:
Repayment of credit facility, net		(7,453)	(1,590)	0
Repayments of short-term debts		(7,836)	0	0
Proceeds from short-term debts		7,836	0	0
Costs associated with entering into a long-term debt		(654)	0	0
Net cash used in financing activities		(8,107)	(1,590)	0
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(1,454)	(63)	32
Increase in cash, cash equivalents and restricted cash		15,498	17,606	2,682
Cash, cash equivalents and restricted cash at the beginning of the year		104,751	87,145	84,463
Cash, cash equivalents and restricted cash at the end of the year		120,249	104,751	87,145
Supplementary disclosure of cash flows activities:
Interest		544	564	0
Taxes on income		1,886	13,641	2,442
(B) Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment		312	4,475	2,507
New operating lease assets obtained in exchange for operating lease liabilities		$ 4,629	$ 1,034	$ 1,768

[1]	Stock-based compensation including expenses related to business combination in the amounts of $3,437 and $662 for the years ended December 31, 2024 and 2023, respectively (see Note 17).